Sales revenues (Tables)	12 Months Ended
Mar. 31, 2023
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Disclosure of Sales Revenues From External Customers By Business And By Product Category
The table below shows Toyota’s sales revenues from external customers by business and by product category.

	Yen in millions
	For the years ended March 31
	2021	2022	2023

Sales of products
Automotive
Vehicles	20,509,606	23,739,442	28,394,256
Parts and components for production	1,287,053	1,504,215	1,710,422
Parts and components for after service	2,049,187	2,407,143	2,866,196
Other	752,000	881,193	805,995

Total automotive	24,597,846	28,531,993	33,776,870
All other	479,553	541,436	590,749

Total sales of products	25,077,398	29,073,428	34,367,619
Financial services	2,137,195	2,306,079	2,786,679

Total sales revenues	27,214,594	31,379,507	37,154,298

Disclosure of Breakdown Of Income From Leases Included in Finance Income From Finance Business
The breakdown of income from leases included in financial service revenues is as follows:

	Yen in millions
	For the years ended March 31,
	2021	2022	2023

Finance leases
Financial income related to net lease investment	106,724	134,512	164,820
Operating leases	1,017,707	1,093,545	1,169,018

Total	1,124,431	1,228,057	1,333,838

Disclosure of Breakdown Of Contract Liabilities	Contract liabilities consist of the following:

	Yen in millions
	April 1, 2021	March 31,
		2022	2023

Contract liabilities	854,679	989,959	1,068,212